Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41161
Entity Registrant Name	INVEST ACQUISITION CORPORATION
Entity Central Index Key	0001857410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	71 Fort Street,
Entity Address, Address Line Two	PO Box 500
Entity Address, Address Line Three	George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	345
Local Phone Number	949-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false